Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	S1 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The S1 Fund (the "Fund") seeks to provide long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P 500® Index.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold R Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 328.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	328.09%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses and Net Expenses will not correlate to the Fund's ratio of expenses to average net assets (1) without waivers and reimbursements and (2) with waivers and reimbursements, respectively, included in the Fund's Financial Highlights, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $250,000 in Class R Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund utilizes a "multi-manager" approach whereby the Fund's assets are allocated to one or more sub- advisers ("Sub-Advisers") in percentages determined at the discretion of the Fund's investment adviser, Simple Alternatives, LLC (the "Adviser"). The Adviser also manages a portion of the Fund's assets and monitors Sub- Adviser trading with the dual objectives of maximizing each Sub-Adviser's investment flexibility and assuring that the Fund as a whole complies with investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund's investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The strategies utilized by the Fund are hedge fund-type strategies and include absolute return strategies as well as strategies aimed at enhanced risk-adjusted returns. The strategies and investment techniques employed by the Sub-Advisers aim to produce absolute returns over a full market cycle while managing risk exposure. These strategies and techniques may attempt to exploit disparities or inefficiencies in particular markets or geographical regions; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations). Such strategies may have low correlation to traditional markets because they seek asymmetric investment opportunities that may present risks unrelated to traditional markets.

The Sub-Advisers may invest and trade in a wide range of instruments, markets and asset classes in U.S. and non-U.S., developed and emerging markets. Investments include equities and equity-related instruments, fixed- income and other debt-related instruments, currencies, financial futures, options and swaps, commodity-linked instruments and private placements. Equities and equity-related instruments include common stocks, preferred stocks, convertible securities, sponsored or unsponsored depositary receipts, exchange traded funds ("ETFs"), Rule 144A equity securities, warrants, rights, and equity derivatives such as call and put options, forward currency exchange contracts, swaps and futures. Debt-related instruments include corporate bonds, Rule 144A bonds, defaulted debt securities, distressed debt securities, mezzanine investments, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy. Commodity-linked instruments include commodity-linked structured notes, commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets. The Sub-Advisers may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities acquired by the Fund may also include collateralized debt obligations ("CDOs"). CDOs include collateralized bond obligations ("CBOs") and collateralized loan obligations ("CLOs") and other similarly structured securities. The Sub-Advisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities. These securities can be rated investment grade, rated below investment grade, or high yield securities (also known as "junk bonds"), which are below Baa3 by Moody's, BBB- by S&P or BBB- by Fitch or unrated. The Fund may invest in securities of the lowest rating category, including securities in default. There is no limit to the amount the Fund may invest in junk bonds. The Sub-Advisers may borrow money from banks in order to purchase securities or for other investment purposes. The Sub-Advisers may also sell securities short, which is a form of leverage.

The Adviser has primary responsibility for allocating Fund assets in a manner that attempts to diversify the Fund's portfolio across multiple strategies and investment styles that the Adviser believes are complementary and, when combined, will produce enhanced risk-adjusted returns. The Adviser reviews a range of qualitative and quantitative factors when determining the allocations and reallocations to Sub-Advisers, including, but not limited to, the Sub-Adviser's style, historical performance and the characteristics of each Sub-Adviser's allocated assets (including investment process and statistical analysis). The Adviser will allocate Fund assets among strategies of the Sub-Advisers that it believes offer the potential for attractive long-term investment returns individually and are expected to blend within the Fund's portfolio so that it will have low correlation and low volatility relative to the broader stock and bond markets. The Adviser may direct a Sub-Adviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund's overall portfolio. The Adviser retains the discretion to invest the Fund's assets in securities and other instruments directly and may do so in certain circumstances including pending allocation to a Sub-Adviser, to hedge against overall Fund exposure created by the Sub-Advisers, or to increase or reduce the Fund's exposure to a particular issuer, sector, industry or general market risk, including interest rate risk.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The Fund is only a suitable investment for investors who can bear leverage and derivatives securities risks. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

•  Multi-Manager Dependence. The success of the Fund's investment strategy depends both on the Adviser's ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser's ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers' investment styles may not always be complementary, which could affect the performance of the Fund.

•  Absolute Return Focus. The Fund's returns may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return focus. In addition, if the Fund or a Sub-Adviser takes a defensive posture by hedging its portfolio and stock prices subsequently advance, the Fund's returns may be lower than expected and lower than if the Fund's portfolio had not been hedged.

•  Equity Securities. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

•  Mid Capitalization Company Investments. Securities of companies with mid capitalizations ("mid cap") tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

•  Small Capitalization Company Investments. Securities of companies with small capitalizations ("small cap") tend to be riskier than securities of companies with mid cap and large capitalizations. Small cap companies may have limited product lines, markets and financial resources. The prices of small cap stocks tend to be more volatile than those of other stocks. Small cap stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•  Fixed Income Securities. Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

•  Asset-Backed Securities. The risks of investing in asset-backed securities include interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

•  Mortgaged-Backed Securities. The risks of investing in mortgaged-backed securities include interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

•  High Yield Debt Obligations. The Fund may invest in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

•  Foreign Investments. International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

•  Emerging Markets. Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•  Leverage. The Fund may borrow money from banks in order to purchase securities for other investment purposes. The Fund may also engage in selling securities short, which is a form of leverage. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the use of leverage as an investment strategy will be successful.

•  Derivatives. The Fund's investments in derivative instruments such as options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•  Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity- linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund's share value to fluctuate.

•  Convertible Securities. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•  Valuation. Portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using market quotations, and the security may be sold at a discount to the value established by the Fund.

•  Redemptions. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

•  Portfolio Turnover. The Fund frequently trades its portfolio securities. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

•  Exchange Traded Funds. ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•  New Adviser Risk. The Fund's Sub-Advisers may be newly-formed, newly registered with the SEC and have not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that a Sub- Adviser's inexperience may limit its effectiveness.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund's R Shares have not yet commenced operations. The chart below illustrates the performance of the Fund's I Shares, which are offered in a separate Prospectus. Had R Shares been operational during the periods in the chart and table below, they would have had substantially similar annual returns as the I Shares because R Shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that R Shares and I Shares do not have the same expenses. The bar chart shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.S1Fund.com or by calling 1-866-882-1226.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund's R Shares have not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-882-1226
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.S1Fund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	4.68% (quarter ended December 31, 2013)
Worst Quarter:	(3.93)% (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2014: (1.64)%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The chart below illustrates the performance of the Fund's I Shares, which are offered in a separate Prospectus.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.93%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the total returns for the Fund's I Shares for the past calendar year, past three calendar years and since inception to the average annual total returns of a broad-based securities market index for the same period. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Period Ended December 31, 2013
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	2.75%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.76%	[1]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.48%
Other operating expenses	rr_Component3OtherExpensesOverAssets	0.69%
Other Expenses	rr_OtherExpensesOverAssets	1.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.94%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	4.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	36,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	60,887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	123,219
I Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2011	rr_AnnualReturn2011	(1.21%)
Annual Return 2012	rr_AnnualReturn2012	6.19%
Annual Return 2013	rr_AnnualReturn2013	9.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.28%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[4]
I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.95%

[1]	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the current fiscal year ended August 31, 2014. Total Annual Fund Operating Expenses and Net Expenses will not correlate to the Fund's ratio of expenses to average net assets (1) without waivers and reimbursements and (2) with waivers and reimbursements, respectively, included in the Fund's Financial Highlights, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses. The Fund calculates the Acquired Fund's expenses using the net expense ratios reported in the Acquired Fund's most recent shareholder reports.
[3]	The Fund's investment adviser, Simple Alternatives, LLC (the "Adviser"), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation expenses and expenses relating to regulatory examinations, investigations, actions, suits or proceedings, extraordinary items, interest, and taxes) exceeds 3.20% of the average daily net assets attributable to the Fund's R Shares. This contractual limitation is in effect until at least December 31, 2015 and may not be terminated without Board approval. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, litigation expenses and expenses relating to regulatory examinations, investigations, actions, suits or proceedings, extraordinary items, interest, and taxes are excluded from the expense limitation, Total Annual Fund Operating Expenses (after fees forgone and expense reimbursements) are expected to exceed the applicable expense limitation. Effective September 23, 2010, if at any time the Fund's Total Annual Fund Operating Expenses for that year are less than 3.20%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA). After-tax returns are shown for only the I Shares and may vary for R Shares.